Property, Equipment and Software, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 11,563,567	$ 1,785,107	¥ 15,665,588	¥ 19,035,455
Impairment of long-lived assets				5,725,046
Computer equipment
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	¥ 0	$ 0	¥ 0	¥ 1,900,000